Discontinued Operations (Schedule of Discontinued Operation Balance Sheet) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Current assets
Trade accounts receivable, net	$ 16,526	$ 13,934
Inventories		8,801
Due from related parties		95
Other current assets		708
Total current assets		23,538
Property, plant and equipment, net		384
Long-term inventory		646
Deferred tax asset		104
Intangible assets, net		346
Total non current assets		1,096
Total assets		25,018
Current liabilities
Trade accounts payable		2,679
Other current liabilities		3,600
Total current liabilities		6,279
Long-term liabilities
Liability for employee severance benefits		203
Total liabilities		$ 6,482	[1]

[1]	Reclassified - due to presenting PCB operation as discontinued operation - See Note 19